Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000243281
Shareholder Report [Line Items]
Fund Name	MUSQ Global Music Industry Index ETF
Class Name	MUSQ Global Music Industry Index ETF
Trading Symbol	MUSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MUSQ Global Music Industry Index ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://musqetf.com/investor-materials. You can also request this information by contacting us at 855-687-7383.
Additional Information Phone Number	855-687-7383
Additional Information Website	https://musqetf.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
MUSQ Global Music Industry Index ETF	$41	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
AssetsNet	$ 25,112,949
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 92,556
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,112,949	32	$92,556	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.7%
Information Technology	5.7%
Consumer Discretionary	20.1%
Communication Services	73.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Universal Music Group	9.2%
Spotify Technology	9.1%
Live Nation Entertainment	8.9%
Tencent Music Entertainment Group ADR	6.5%
Amazon.com	5.6%
CTS Eventim	5.4%
Alphabet, Cl A	5.4%
HYBE	5.3%
Apple	5.1%
Sonos	5.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	855-687-7383
Updated Prospectus Web Address	https://musqetf.com/investor-materials